Payables and Other Non-current Liabilities - Composition of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Payables	€ 1,733	€ 1,452
Trade payables	236	101
Payables for spectrum acquisition	1,361	1,195
Other payables	136	156
Other non-current liabilities	1,356	1,109
Contractual liabilities (Note 23)	829	762
Deferred revenue	217	193
Current tax payables	310	154
Total	€ 3,089	€ 2,561